Taxation - Provision for Consolidated Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income tax	$ (14,335)	$ 4,570	$ (4,655)
Deferred income tax	71,350	(83,243)	(22,103)
Income tax benefit / (expense)	$ 57,015	$ (78,673)	$ (26,758)